Goodwill, Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Goodwill Balance By Segment And Corporate And Other Activities

The following is a summary of our goodwill balance by segment and Corporate and Other activities as of the dates indicated:

(Amounts in millions)	U.S. Life Insurance	International Protection	Wealth Management	International Mortgage Insurance	U.S. Mortgage Insurance	Runoff	Corporate and Other	Total
Balance as of December 31, 2009:
Gross goodwill	$1,034	$97	$289	$18	$22	$112	$29	$1,601
Accumulated impairment losses	(185)	—	—	—	(22)	(70)	—	(277)

Goodwill	849	97	289	18	—	42	29	1,324

Acquisitions	—	—	8	—	—	—	—	8
Foreign exchange translation	—	(4)	—	1	—	—	—	(3)

Balance as of December 31, 2010:
Gross goodwill	1,034	93	297	19	22	112	29	1,606
Accumulated impairment losses	(185)	—	—	—	(22)	(70)	—	(277)

Goodwill	849	93	297	19	—	42	29	1,329

Impairment losses	—	—	—	—	—	—	(29)	(29)
Dispositions (1)	—	—	—	—	—	(42)	—	(42)
Acquisitions	—	—	(2)	—	—	—	—	(2)
Foreign exchange translation	—	(3)	—	—	—	—	—	(3)

Balance as of December 31, 2011:
Gross goodwill	1,034	90	295	19	22	70	29	1,559
Accumulated impairment losses	(185)	—	—	—	(22)	(70)	(29)	(306)

Goodwill	$849	$90	$295	$19	$—	$—	$—	$1,253

(1)	Relates to the sale of our Medicare supplement insurance business in 2011.